Investments - Allocation of Acquisition Price of Jointly-Controlled Subsidiaries, A Valuation was Made of Intangible Assets Relating to Right to Operate Regulated Activity (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [line items]
Beginning balance	R$ 801	R$ 861	R$ 906
Addition		99
Amortization	(54)	(50)	(45)
Written off	(129)	(109)
Ending balance	618	801	861
Taesa [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	288	415	433
Amortization	(13)	(18)	(18)
Written off	(86)	(109)
Ending balance	189	288	415
Light [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	209	231	253
Amortization	(23)	(22)	(22)
Ending balance	186	209	231
Gasmig [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	207	215	220
Amortization	(7)	(8)	(5)
Ending balance	200	207	R$ 215
Lepsa [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	49
Addition		50
Amortization	(6)	(1)
Written off	(43)
Ending balance		49
RME [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	48
Addition		49
Amortization	(5)	(1)
Ending balance	R$ 43	R$ 48